Regan Floating Rate MBS ETF
Schedule of Investments
October 31, 2025 (Unaudited)

(a)
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
(a)
Principal
Amount Fair Value
Fannie Mae REMIC, Series 13, Class FB, 5.20%, 3/25/2032 $ 41,964 $ 42,162
Fannie Mae REMIC, Series 13, Class FA, 5.20%, 3/25/2032 41,964 42,162
Fannie Mae REMIC, Series 13, Class FC, 5.20%, 3/25/2032 41,964 42,162
Fannie Mae REMIC, Series 53, Class FY, 4.80%, 8/25/2032 39,303 39,265
Fannie Mae REMIC, Series 68, Class FB, 4.80%, 10/25/2032 31,026 31,009
Fannie Mae REMIC, Series 64, Class FS, 5.83%, 7/25/2033 37,280 37,871
Fannie Mae REMIC, Series 69, Class NF, 5.93%, 7/25/2033 174,867 178,142
Fannie Mae REMIC, Series 81, Class FE, 4.80%, 9/25/2033 50,895 50,719
Fannie Mae REMIC, Series 38, Class FK, 4.65%, 5/25/2034 165,491 164,471
Fannie Mae REMIC, Series 25, Class PF, 4.65%, 4/25/2035 80,015 79,316
Fannie Mae REMIC, Series 45, Class XA, 4.64%, 6/25/2035 212,613 210,946
Fannie Mae REMIC, Series 106, Class PF, 4.65%, 12/25/2035 344,728 341,796
Fannie Mae REMIC, Series 3, Class CF, 4.60%, 3/25/2036 109,742 108,786
Fannie Mae REMIC, Series 24, Class F, 4.60%, 4/25/2036 298,897 295,861
Fannie Mae REMIC, Series 20, Class GF, 4.65%, 4/25/2036 76,691 76,026
Fannie Mae REMIC, Series 45, Class FM, 4.70%, 6/25/2036 99,436 98,722
Fannie Mae REMIC, Series 62, Class FP, 4.55%, 7/25/2036 318,642 315,706
Fannie Mae REMIC, Series 101, Class FD, 4.60%, 7/25/2036 22,555 22,201
Fannie Mae REMIC, Series 101, Class FC, 4.60%, 7/25/2036 33,284 32,789
Fannie Mae REMIC, Series 88, Class AF, 4.76%, 9/25/2036 102,068 101,464
Fannie Mae REMIC, Series 86, Class CF, 5.50%, 9/25/2036 60,820 61,950
Fannie Mae REMIC, Series 101, Class FA, 4.72%, 10/25/2036 738,894 733,669
Fannie Mae REMIC, Series 104, Class FC, 4.55%, 11/25/2036 146,798 145,572
Fannie Mae REMIC, Series 25, Class FB, 4.63%, 4/25/2037 86,609 85,599
Fannie Mae REMIC, Series 54, Class AF, 4.86%, 4/25/2037 137,436 137,047
Fannie Mae REMIC, Series 92, Class OF, 4.87%, 9/25/2037 140,821 140,506
Fannie Mae REMIC, Series 102, Class FA, 4.87%, 11/25/2037 49,673 49,548
Fannie Mae REMIC, Series 117, Class FM, 5.00%, 1/25/2038 255,228 255,724
Fannie Mae REMIC, Series 117, Class MF, 5.00%, 1/25/2038 109,738 109,951
Fannie Mae REMIC, Series 7, Class FA, 4.75%, 2/25/2038 204,982 204,225
Fannie Mae REMIC, Series 12, Class FA, 4.97%, 3/25/2038 56,270 56,319
Fannie Mae REMIC, Series 16, Class KF, 5.10%, 3/25/2038 105,152 105,738
Fannie Mae REMIC, Series 68, Class FC, 5.27%, 8/25/2038 795,667 804,925
Fannie Mae REMIC, Series 46, Class FC, 5.00%, 6/25/2039 256,962 258,179
Fannie Mae REMIC, Series 46, Class FA, 5.00%, 6/25/2039 273,909 275,237
Fannie Mae REMIC, Series 72, Class JF, 5.05%, 9/25/2039 220,182 221,597
Fannie Mae REMIC, Series 58, Class FY, 5.03%, 6/25/2040 66,963 67,082
Fannie Mae REMIC, Series 41, Class FK, 4.72%, 5/25/2041 185,589 184,197
Fannie Mae REMIC, Series 55, Class FJ, 4.74%, 6/25/2041 532,443 528,759
Fannie Mae REMIC, Series 149, Class MF, 4.80%, 11/25/2041 44,098 44,003
Fannie Mae REMIC, Series 121, Class PF, 4.65%, 12/25/2041 154,039 151,929
Fannie Mae REMIC, Series 3, Class DF, 4.85%, 2/25/2042 392,290 390,938
Fannie Mae REMIC, Series 19, Class JF, 4.85%, 3/25/2042 65,008 64,611
Fannie Mae REMIC, Series 70, Class FA, 4.75%, 7/25/2042 790,734 783,577
Fannie Mae REMIC, Series 116, Class FP, 4.55%, 10/25/2042 77,874 76,636
Fannie Mae REMIC, Series 122, Class FM, 4.70%, 11/25/2042 1,134,907 1,120,301

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Fannie Mae REMIC, Series 10, Class FA, 4.65%, 2/25/2043 $ 137,708 $ 135,522
Fannie Mae REMIC, Series 10, Class FB, 4.65%, 2/25/2043 179,299 176,479
Fannie Mae REMIC, Series 13, Class FA, 4.65%, 3/25/2043 403,025 396,828
Fannie Mae REMIC, Series 92, Class FA, 4.85%, 9/25/2043 282,977 280,577
Fannie Mae REMIC, Series 118, Class FB, 4.82%, 12/25/2043 143,017 141,508
Fannie Mae REMIC, Series 10, Class KF, 4.75%, 3/25/2044 159,065 157,782
Fannie Mae REMIC, Series 79, Class FE, 4.55%, 11/25/2045 83,320 82,119
Fannie Mae REMIC, Series 2, Class FB, 4.70%, 2/25/2046 134,169 132,621
Fannie Mae REMIC, Series 25, Class FL, 4.80%, 5/25/2046 1,143,573 1,129,870
Fannie Mae REMIC, Series 79, Class NF, 4.75%, 11/25/2046 643,981 632,341
Fannie Mae REMIC, Series 91, Class AF, 4.70%, 12/25/2046 51,052 50,679
Fannie Mae REMIC, Series 106, Class EF, 4.80%, 1/25/2047 1,827,719 1,799,117
Fannie Mae REMIC, Series 79, Class FB, 4.55%, 10/25/2047 562,234 556,916
Fannie Mae REMIC, Series 42, Class FD, 4.55%, 6/25/2048 435,607 428,940
Fannie Mae REMIC, Series 36, Class FD, 4.55%, 6/25/2048 119,069 117,674
Fannie Mae REMIC, Series 56, Class FD, 5.24%, 7/25/2048 72,903 73,770
Fannie Mae REMIC, Series 60, Class FK, 4.60%, 8/25/2048 501,342 487,280
Fannie Mae REMIC, Series 15, Class FA, 4.80%, 4/25/2049 251,878 247,429
Fannie Mae REMIC, Series 38, Class CF, 4.75%, 7/25/2049 1,194,590 1,170,626
Fannie Mae REMIC, Series 38, Class FA, 4.75%, 7/25/2049 4,853,486 4,757,043
Fannie Mae REMIC, Series 31, Class FB, 4.75%, 7/25/2049 478,140 467,244
Fannie Mae REMIC, Series 33, Class FB, 4.75%, 7/25/2049 608,419 596,012
Fannie Mae REMIC, Series 43, Class FD, 4.70%, 8/25/2049 624,198 614,665
Fannie Mae REMIC, 4.75%, 10/25/2049 972,878 957,070
Fannie Mae REMIC, Series 67, Class FB, 4.75%, 11/25/2049 178,248 175,584
Fannie Mae REMIC, Series 61, Class AF, 4.80%, 11/25/2049 4,586,005 4,504,310
Fannie Mae REMIC, Series 81, Class QF, 4.80%, 12/25/2049 2,109,571 2,070,869
Fannie Mae REMIC, Series 76, Class FA, 4.80%, 12/25/2049 121,604 119,311
Fannie Mae REMIC, Series 37, Class FH, 4.70%, 1/25/2050 750,869 741,220
Fannie Mae REMIC, Series 81, Class FJ, 4.80%, 1/25/2050 1,308,176 1,282,650
Fannie Mae REMIC, Series 79, Class FA, 4.80%, 1/25/2050 497,833 488,423
Fannie Mae REMIC, Series 12, Class FL, 4.75%, 3/25/2050 709,410 693,086
Fannie Mae REMIC, Series 10, Class FE, 4.80%, 3/25/2050 5,672,013 5,563,105
Fannie Mae REMIC, Series 27, Class FD, 4.75%, 5/25/2050 947,501 923,836
Fannie Mae REMIC, Series 36, Class FH, 4.75%, 6/25/2050 2,115,326 2,063,215
Fannie Mae REMIC, Series 54, Class WF, 4.53%, 8/25/2050 391,815 376,624
Fannie Mae REMIC, Series 37, Class FG, 4.60%, 8/25/2050 292,893 287,004
Fannie Mae REMIC, Series 25, Class WF, 4.54%, 5/25/2051 444,480 434,881
Fannie Mae REMIC, Series 41, Class GF, 4.80%, 3/25/2053 3,895,331 3,869,567
Fannie Mae REMIC, Series 4, Class FB, 4.83%, 3/25/2053 1,494,029 1,484,143
Fannie Mae REMIC, Series 21, Class FB, 5.48%, 7/25/2053 392,986 394,873
Fannie Mae REMIC, Series 75, Class FC, 5.13%, 10/25/2054 481,264 480,922
Fannie Mae REMIC, Series 73, Class FB, 5.38%, 10/25/2054 278,522 279,453
Fannie Mae REMIC, Series 96, Class FB, 5.58%, 12/25/2054 1,403,221 1,413,343
Fannie Mae REMIC, Series 96, Class FA, 5.58%, 12/25/2054 627,579 631,463
Fannie Mae REMIC, Series 104, Class FA, 5.23%, 1/25/2055 88,299 88,423
Fannie Mae REMIC, Series 103, Class FH, 5.43%, 1/25/2055 824,993 828,042

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Fannie Mae REMIC, Series 103, Class FE, 5.48%, 1/25/2055 $ 170,295 $ 171,121
Fannie Mae REMIC, Series 10, Class FB, 5.03%, 2/25/2055 176,218 175,473
Fannie Mae REMIC, Series 32, Class FA, 5.43%, 5/25/2055 313,646 314,985
Fannie Mae REMIC, Series 41, Class FG, 4.80%, 8/25/2059 700,603 685,245
Fannie Mae REMIC, Series 62, Class FQ, 4.80%, 11/25/2059 525,476 520,962
Fannie Mae Trust, Series W6, Class 6A, 4.76%, 8/25/2042 124,106 122,218
Freddie Mac REMIC, Series 2334, Class FO, 5.32%, 7/15/2031 31,368 31,628
Freddie Mac REMIC, Series 2582, Class FH, 5.60%, 7/15/2031 90,120 91,187
Freddie Mac REMIC, Series 2408, Class FO, 5.25%, 1/15/2032 20,361 20,425
Freddie Mac REMIC, Series 2406, Class FP, 5.33%, 1/15/2032 56,312 56,850
Freddie Mac REMIC, Series 2481, Class FE, 5.35%, 3/15/2032 41,988 42,413
Freddie Mac REMIC, Series 2463, Class FJ, 5.35%, 3/15/2032 44,236 44,675
Freddie Mac REMIC, Series 2444, Class FR, 5.35%, 5/15/2032 43,418 43,861
Freddie Mac REMIC, Series 2647, Class VF, 5.93%, 7/15/2033 86,148 88,207
Freddie Mac REMIC, Series 3969, Class AF, 4.80%, 10/15/2033 671,974 668,401
Freddie Mac REMIC, Series 2733, Class FB, 4.95%, 10/15/2033 37,484 37,518
Freddie Mac REMIC, Series 3305, Class BF, 4.67%, 7/15/2034 253,798 251,409
Freddie Mac REMIC, Series 4265, Class FD, 4.75%, 1/15/2035 333,401 330,901
Freddie Mac REMIC, Series 3003, Class KF, 4.60%, 7/15/2035 141,460 140,392
Freddie Mac REMIC, Series S001, Class 1A2, 4.26%, 9/25/2035 864,927 846,428
Freddie Mac REMIC, Series 3155, Class PF, 4.70%, 5/15/2036 657,461 652,037
Freddie Mac REMIC, Series 3153, Class FX, 4.70%, 5/15/2036 104,376 103,541
Freddie Mac REMIC, Series 3153, Class EF, 4.76%, 5/15/2036 96,065 95,471
Freddie Mac REMIC, Series 3222, Class KF, 4.75%, 9/15/2036 190,734 189,296
Freddie Mac REMIC, Series 3210, Class FA, 4.75%, 9/15/2036 276,494 274,368
Freddie Mac REMIC, Series 3361, Class AF, 4.70%, 11/15/2036 51,087 50,616
Freddie Mac REMIC, Series 3281, Class AF, 4.67%, 2/15/2037 143,762 142,189
Freddie Mac REMIC, Series 3284, Class CF, 4.72%, 3/15/2037 215,315 213,175
Freddie Mac REMIC, Series 3309, Class FG, 4.78%, 4/15/2037 86,004 85,309
Freddie Mac REMIC, Series 3318, Class F, 4.60%, 5/15/2037 13,909 13,728
Freddie Mac REMIC, Series 3311, Class NF, 4.65%, 5/15/2037 92,153 91,083
Freddie Mac REMIC, Series 3361, Class LF, 4.90%, 8/15/2037 155,933 155,444
Freddie Mac REMIC, Series 4276, Class FA, 4.85%, 9/15/2037 277,460 275,208
Freddie Mac REMIC, Series 3371, Class FA, 4.95%, 9/15/2037 75,541 75,431
Freddie Mac REMIC, Series 3416, Class BF, 5.10%, 2/15/2038 295,478 296,564
Freddie Mac REMIC, Series 4832, Class FW, 4.82%, 4/15/2038 513,109 506,425
Freddie Mac REMIC, Series 3455, Class FG, 5.25%, 6/15/2038 790,934 794,538
Freddie Mac REMIC, Series 4615, Class AF, 4.82%, 10/15/2038 72,444 71,472
Freddie Mac REMIC, Series 5335, Class FB, 5.05%, 10/15/2039 155,449 155,893
Freddie Mac REMIC, Series 3639, Class FC, 5.10%, 2/15/2040 133,882 134,240
Freddie Mac REMIC, Series 3666, Class FC, 5.08%, 5/15/2040 144,284 144,549
Freddie Mac REMIC, Series 3757, Class PF, 4.85%, 8/15/2040 146,764 146,434
Freddie Mac REMIC, Series 3740, Class DF, 4.83%, 10/15/2040 89,803 89,334
Freddie Mac REMIC, Series 3759, Class FB, 4.85%, 11/15/2040 251,928 250,526
Freddie Mac REMIC, Series 3753, Class FA, 4.85%, 11/15/2040 733,146 729,482
Freddie Mac REMIC, Series 3997, Class FJ, 4.80%, 1/15/2041 219,311 217,790
Freddie Mac REMIC, Series 3843, Class FE, 4.90%, 4/15/2041 208,675 207,754

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 4105, Class LF, 4.70%, 8/15/2041 $ 273,301 $ 272,560
Freddie Mac REMIC, Series 4105, Class NF, 4.75%, 9/15/2042 795,730 785,153
Freddie Mac REMIC, Series 4116, Class LF, 4.65%, 10/15/2042 1,458,773 1,435,787
Freddie Mac REMIC, Series 4122, Class FP, 4.75%, 10/15/2042 230,489 228,865
Freddie Mac REMIC, Series 4159, Class FQ, 4.85%, 1/15/2043 449,128 446,349
Freddie Mac REMIC, Series 4240, Class FA, 4.85%, 8/15/2043 572,513 566,271
Freddie Mac REMIC, Series 4255, Class GF, 4.70%, 9/15/2043 63,410 62,805
Freddie Mac REMIC, Series 4283, Class JF, 4.75%, 12/15/2043 491,443 486,220
Freddie Mac REMIC, Series 4286, Class VF, 4.80%, 12/15/2043 115,937 114,891
Freddie Mac REMIC, Series 4281, Class LF, 4.85%, 12/15/2043 1,503,823 1,493,294
Freddie Mac REMIC, Series 4310, Class FA, 4.90%, 2/15/2044 86,048 85,230
Freddie Mac REMIC, Series 4383, Class KF, 4.75%, 9/15/2044 5,906,683 5,809,074
Freddie Mac REMIC, Series 4431, Class FT, 4.75%, 1/15/2045 4,576,682 4,503,597
Freddie Mac REMIC, Series 4476, Class BF, 4.60%, 5/15/2045 272,335 265,945
Freddie Mac REMIC, Series 4587, Class AF, 4.70%, 6/15/2046 66,027 65,517
Freddie Mac REMIC, Series 4614, Class FK, 4.85%, 9/15/2046 2,647,271 2,606,055
Freddie Mac REMIC, Series 4945, Class F, 4.97%, 12/15/2046 480,204 473,989
Freddie Mac REMIC, Series 4648, Class FA, 4.85%, 1/15/2047 264,246 259,968
Freddie Mac REMIC, Series 4754, Class FM, 4.65%, 2/15/2048 871,479 847,504
Freddie Mac REMIC, Series 4792, Class FA, 4.65%, 5/15/2048 916,787 890,507
Freddie Mac REMIC, Series 4821, Class FL, 4.65%, 6/15/2048 521,943 507,625
Freddie Mac REMIC, Series 5383, Class AF, 5.36%, 8/15/2048 269,093 270,805
Freddie Mac REMIC, Series 4826, Class KF, 4.65%, 9/15/2048 47,586 46,632
Freddie Mac REMIC, Series 4852, Class BF, 4.75%, 12/15/2048 603,320 589,203
Freddie Mac REMIC, Series 4863, Class F, 4.80%, 3/15/2049 158,042 154,730
Freddie Mac REMIC, Series 4913, Class UF, 4.80%, 3/15/2049 1,390,116 1,359,176
Freddie Mac REMIC, Series 4882, Class FA, 4.80%, 5/15/2049 3,828,329 3,753,036
Freddie Mac REMIC, Series 4903, Class NF, 4.70%, 8/25/2049 378,550 373,025
Freddie Mac REMIC, Series 4916, Class FA, 4.70%, 9/25/2049 165,628 164,138
Freddie Mac REMIC, Series 4918, Class F, 4.75%, 10/25/2049 1,783,137 1,748,757
Freddie Mac REMIC, Series 4927, Class FG, 4.80%, 11/25/2049 390,809 382,886
Freddie Mac REMIC, Series 4940, Class FE, 4.85%, 1/25/2050 260,381 255,693
Freddie Mac REMIC, Series 4959, Class JF, 4.75%, 3/25/2050 623,932 609,120
Freddie Mac REMIC, Series 4990, Class FN, 4.65%, 5/25/2050 610,661 593,221
Freddie Mac REMIC, Series 4981, Class JF, 4.70%, 6/25/2050 1,105,008 1,080,380
Freddie Mac REMIC, Series 5119, Class QF, 4.38%, 6/25/2051 641,677 611,585
Freddie Mac REMIC, Series 5270, Class FH, 5.13%, 6/25/2052 746,299 742,409
Freddie Mac REMIC, Series 5273, Class FA, 5.43%, 11/25/2052 126,824 126,836
Freddie Mac REMIC, Series 5396, Class HF, 5.13%, 4/25/2054 232,914 233,684
Freddie Mac REMIC, Series 4347, Class EF, 4.85%, 6/15/2054 2,746,481 2,709,394
Freddie Mac REMIC, Series 5469, Class F, 5.28%, 9/25/2054 445,555 446,076
Freddie Mac REMIC, Series 5475, Class FA, 5.28%, 11/25/2054 441,535 442,001
Freddie Mac REMIC, Series 5475, Class FG, 5.33%, 11/25/2054 165,140 165,416
Freddie Mac REMIC, Series 5473, Class BF, 5.48%, 11/25/2054 137,281 137,602
Freddie Mac REMIC, Series 5480, Class FG, 5.33%, 12/25/2054 147,717 148,217
Freddie Mac REMIC, Series 5483, Class FD, 5.48%, 12/25/2054 810,768 814,643
Freddie Mac REMIC, Series 5495, Class AF, 5.33%, 1/25/2055 88,457 88,759

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 5517, Class F, 5.38%, 3/25/2055 $ 176,804 $ 176,773
Freddie Mac REMIC, Series 5524, Class FA, 5.38%, 4/25/2055 176,346 176,026
Freddie Mac REMIC, Series 4839, Class QF, 4.75%, 8/15/2056 943,917 920,457
Freddie Mac REMIC, Series 4851, Class KF, 4.75%, 8/15/2057 1,036,729 1,010,378
Freddie Mac Strips, Series 240, Class F22, 4.70%, 7/15/2036 122,034 120,960
Freddie Mac Strips, Series 330, Class F4, 4.82%, 10/15/2037 57,813 57,099
Freddie Mac Strips, Series 263, Class F5, 4.85%, 6/15/2042 455,198 451,246
Freddie Mac Strips, Series 264, Class F1, 4.90%, 7/15/2042 96,048 95,352
Freddie Mac Strips, Series 272, Class F1, 4.85%, 8/15/2042 79,244 78,966
Freddie Mac Strips, Series 271, Class F5, 4.85%, 8/15/2042 198,815 198,120
Freddie Mac Strips, Series 280, Class F1, 4.85%, 9/15/2042 317,548 316,451
Freddie Mac Strips, Series 359, Class F3, 4.80%, 10/15/2047 1,637,963 1,618,930
Freddie Mac Strips, Series 406, Class F4, 5.08%, 10/25/2053 661,817 660,715
Government National Mortgage Association, Series 32, Class FT, 4.45%,
1/20/2034 357,441 357,344
Government National Mortgage Association, Series 46, Class MF, 4.55%,
5/16/2034 62,841 62,537
Government National Mortgage Association, Series 84, Class F, 4.40%,
11/16/2035 79,898 79,126
Government National Mortgage Association, Series 72, Class HF, 4.59%,
11/20/2037 144,421 143,527
Government National Mortgage Association, Series 79, Class FA, 4.60%,
12/20/2037 1,316,263 1,308,532
Government National Mortgage Association, Series 3, Class FA, 4.60%,
1/20/2038 1,115,473 1,113,441
Government National Mortgage Association, Series 51, Class FH, 4.90%,
6/16/2038 102,465 102,727
Government National Mortgage Association, Series 51, Class FG, 4.92%,
6/16/2038 59,408 59,584
Government National Mortgage Association, Series 68, Class FA, 5.10%,
8/20/2038 569,487 571,677
Government National Mortgage Association, Series 66, Class FN, 5.10%,
8/20/2038 144,301 144,641
Government National Mortgage Association, Series 88, Class TF, 4.85%,
10/20/2038 350,494 350,473
Government National Mortgage Association, Series 6, Class FJ, 5.13%,
2/20/2039 489,101 489,130
Government National Mortgage Association, Series 15, Class FL, 5.10%,
3/20/2039 703,643 703,673
Government National Mortgage Association, Series 12, Class FA, 5.10%,
3/20/2039 703,642 704,431
Government National Mortgage Association, Series 29, Class FL, 4.80%,
5/16/2039 368,425 368,724
Government National Mortgage Association, Series 66, Class UF, 5.15%,
8/16/2039 91,306 92,156
Government National Mortgage Association, Series 92, Class FJ, 4.83%,
10/16/2039 91,784 91,918

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 149, Class MF, 4.55%,
12/20/2039 $ 1,436,800 $ 1,429,047
Government National Mortgage Association, Series 20, Class FD, 4.97%,
2/20/2040 175,544 176,629
Government National Mortgage Association, Series 31, Class FV, 4.90%,
3/20/2040 170,811 171,476
Government National Mortgage Association, Series 2014-131, Class BW,
5.87%, 5/20/2041 143,272 141,911
Government National Mortgage Association, Series 153, Class LF, 4.40%,
7/16/2041 218,242 215,714
Government National Mortgage Association, Series 135, Class FN, 4.55%,
10/16/2041 1,757,292 1,743,385
Government National Mortgage Association, Series 113, Class QF, 4.45%,
2/20/2042 184,750 183,479
Government National Mortgage Association, Series 34, Class FA, 4.60%,
3/20/2042 207,982 206,170
Government National Mortgage Association, Series 74, Class LF, 4.55%,
6/20/2042 1,093,800 1,082,319
Government National Mortgage Association, Series 124, Class GF, 4.40%,
10/20/2042 907,552 893,129
Government National Mortgage Association, Series 5, Class FA, 4.60%,
1/20/2044 2,188,165 2,175,947
Government National Mortgage Association, Series 110, Class DF, 4.37%,
8/20/2045 319,569 312,541
Government National Mortgage Association, Series 161, Class AF, 4.45%,
11/20/2045 526,792 516,486
Government National Mortgage Association, Series 33, Class UF, 4.60%,
3/20/2046 3,036,761 2,992,387
Government National Mortgage Association, Series 49, Class MF, 4.65%,
4/20/2046 937,002 933,299
Government National Mortgage Association, Series 83, Class NF, 4.65%,
6/20/2046 1,200,706 1,184,010
Government National Mortgage Association, Series 1, Class EF, 4.55%,
1/20/2048 997,586 971,592
Government National Mortgage Association, Series 138, Class FB, 4.45%,
10/20/2048 1,790,811 1,746,263
Government National Mortgage Association, Series 35, Class GF, 4.60%,
3/20/2049 1,233,614 1,217,464
Government National Mortgage Association, Series 31, Class GF, 4.60%,
3/20/2049 340,162 335,651
Government National Mortgage Association, Series 33, Class F, 4.60%,
3/20/2049 126,256 124,077
Government National Mortgage Association, Series 44, Class FM, 4.60%,
4/20/2049 990,512 971,902
Government National Mortgage Association, Series 98, Class KF, 4.60%,
8/20/2049 3,238,731 3,173,970

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

(a) Floating rate security. The rate shown is the effective interest rate as of October 31, 2025.
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.99%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 30, Class FE, 4.60%,
3/20/2050 $ 1,521,143 $ 1,489,876
Government National Mortgage Association, Series 98, Class FM, 2.50%,
6/20/2051 163,788 138,223
Government National Mortgage Association, Series 154, Class FC, 4.73%,
9/20/2052 1,383,643 1,353,523
Government National Mortgage Association, Series 96, Class FA, 5.23%,
7/20/2053 93,621 93,758
Government National Mortgage Association, Series 111, Class FN, 5.38%,
8/20/2053 109,425 109,843
Government National Mortgage Association, Series 128, Class CF, 5.38%,
8/20/2053 119,926 120,380
Government National Mortgage Association, Series 173, Class FL, 5.18%,
11/20/2053 204,250 204,234
Government National Mortgage Association, Series 51, Class FL, 5.08%,
3/20/2054 220,144 219,873
Government National Mortgage Association, Series 64, Class YK, 5.18%,
4/20/2054 77,224 77,276
Government National Mortgage Association, Series 64, Class YX, 5.49%,
4/20/2054 566,999 568,488
Government National Mortgage Association, Series 97, Class CF, 5.33%,
6/20/2054 191,149 191,535
Government National Mortgage Association, Series 97, Class FW, 5.33%,
6/20/2054 195,890 196,291
Government National Mortgage Association, Series 126, Class FJ, 5.28%,
8/20/2054 158,316 158,568
Government National Mortgage Association, Series 159, Class FM, 5.23%,
10/20/2054 166,856 167,035
Government National Mortgage Association, Series 1, Class NF, 5.28%,
1/20/2055 294,459 295,121
Government National Mortgage Association, Series H26, Class FG, 4.91%,
10/20/2065 122,261 122,289
Government National Mortgage Association, Series 2020-H04, Class FP,
4.89%, 6/20/2069 162,737 162,688
Total Collateralized Mortgage Obligations (Cost $145,337,910) 146,447,643
U.S. GOVERNMENT & AGENCIES — 5.35%
(a)
United States Treasury Floating Rate Note, 3.92% , 4/30/2026 6,250,000 6,248,787
United States Treasury Floating Rate Note, 3.95% , 7/31/2026 2,000,000 1,999,977
Total U.S. Government & Agencies (Cost $8,249,049) 8,248,764
Total Investments — 100.34% (Cost $153,586,959) 154,696,407
Liabilities in Excess of Other Assets — (0.34)% (523,651)
NET ASSETS — 100.00% $ 154,172,756

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
October 31, 2025 (Unaudited)

REMIC - Real Estate Mortgage Investment Conduit